Land Use Rights	12 Months Ended
Dec. 31, 2022
Land Use Rights [Abstract]
Land use rights
8.	Land use rights

Land use rights consisted of the following:

	As of December 31,
	2021	2022
Cost:
Land use rights	47,334,839	47,334,839
Less: Accumulated amortization	(10,567,510)	(11,514,207)
Land use rights, net	36,767,329	35,820,632

The amortization expenses recognized for the years ended December 31, 2020, 2021 and 2022 were RMB 946,697, RMB 946,697 and RMB 946,697, respectively. The Group expects to record estimated amortization expenses RMB 946,697, RMB 946,697, RMB 946,697, RMB 946,697 and RMB 946,697 for the years ending December 31, 2023, 2024, 2025, 2026 and 2027, respectively.

The net book amounts of land use rights as collateral for the continuing operations’ borrowings (Note 13) as of December 31, 2021 and December 31, 2022 were RMB14,889,646 and RMB29,646,281, respectively. The net book amounts of land use rights as collateral for the Lianwai School’s borrowings as of December 31, 2021 and December 31, 2022were RMB 18,176,686 and RMB 3,044,431, respectively.